Vessels, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Book Value [Abstract]
Beginning balance	$ 63,672
Ending balance	73,964	$ 63,672
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	68,776
Vessel acquisition	14,054
Additions for improvements	44	694
Ending balance	82,874	68,776
Accumulated Depreciation [Abstract]
Beginning balance	(5,104)
Depreciation for the period	(3,806)
Ending balance	(8,910)	(5,104)
Net Book Value [Abstract]
Beginning balance	63,672
Vessel acquisition	14,054
Additions for improvements	44	694
Depreciation for the period	(3,806)
Ending balance	$ 73,964	$ 63,672